Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income/(loss) from continuing operations before income taxes
U.S. operations			$ (3,405)	$ (227)	$ (6,602)
Non-U.S. operations			9,202	8,917	7,758
Income from continuing operations before income taxes			5,797	8,690	1,156
Pension settlement charges			$ 3,113	$ 0	$ 5,894
United States
Income/(loss) from continuing operations before income taxes
Pension settlement charges		$ 2,700
Non-U.S. Plans
Income/(loss) from continuing operations before income taxes
Pension settlement charges	$ 400